Condensed Consolidated Balance Sheets (Parenthetical) - $ / shares	Feb. 29, 2016	May. 31, 2015
Stockholders' Equity
Common stock par value	$ 0.001	$ 0.001
Common stock shares authorized	700,000,000	700,000,000
Common stock shares issued	40,500,000	75,000,000
Common stock shares outstanding	40,500,000	75,000,000
Series A Preferred Stock [Member]
Stockholders' Equity
Preferred stock shares authorized	100,000	100,000
Preferred stock par value	$ 0.001	$ 0.001
Preferred stock shares issued	0	0
Preferred stock shares outstanding	0	0
Series B Preferred Stock [Member]
Stockholders' Equity
Preferred stock shares authorized	4,700,000	4,700,000
Preferred stock par value	$ 0.001	$ 0.001
Preferred stock shares issued	0	0
Preferred stock shares outstanding	0	0